Segment Information (Notes)	12 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

During the first quarter of fiscal 2017, the Company determined that the Automotive Experience business met the criteria to be classified as a discontinued operation, which required retrospective application to financial information for all periods presented. Refer to Note 4, "Discontinued Operations," of the notes to consolidated financial statements for further information regarding the Company's discontinued operations.

In the first quarter of fiscal 2017, the Company began evaluating the performance of its business segments primarily on segment EBITA, which represents income from continuing operations before income taxes and noncontrolling interests, excluding general corporate expenses, intangible asset amortization, net financing charges, significant restructuring and impairment costs, and the net mark-to-market adjustments related to pension and postretirement plans. Historical information has been revised to present the comparable periods on a consistent basis.

ASC 280, "Segment Reporting," establishes the standards for reporting information about segments in financial statements. In applying the criteria set forth in ASC 280, the Company has determined that it has six reportable segments for financial reporting purposes. The Company’s six reportable segments are presented in the context of its two primary businesses - Buildings and Power Solutions.

Buildings

Building Efficiency

Building Efficiency designs, produces, markets and installs HVAC and control systems that monitor, automate and integrate critical building segment equipment and conditions including HVAC, fire-safety and security in commercial buildings and in various industrial applications.

•
Systems and Service North America provides products and services to non-residential building and industrial applications in the North American marketplace. The products and services include HVAC and controls systems, energy efficiency solutions and technical services, including inspection, scheduled maintenance, and repair and replacement of mechanical and control systems.

•
Products North America designs and produces heating and air conditioning solutions for residential and light commercial applications, and also markets products and refrigeration systems to the replacement and new construction markets in the North American marketplace. Products North America also includes HVAC products installed for Navy and Marine customers globally.

•
Asia provides HVAC, controls and refrigeration systems and technical services to the Asian marketplace. Asia also includes the Johnson Controls-Hitachi Air Conditioning joint venture, which was formed October 1, 2015.

•	Rest of World provides HVAC, controls and refrigeration systems and technical services to markets in Europe, the Middle East and Latin America.

Tyco

Tyco designs, sells, installs, services and monitors integrated electronic security systems and integrated fire detection and suppression systems for commercial, industrial, retail, small business, institutional and governmental customers. The Tyco business also designs, manufactures and sells fire protection, security and life safety products, including intrusion security, anti-theft devices, breathing apparatus and access control and video management systems, for commercial, industrial, retail, residential, small business, institutional and governmental customers worldwide.

Power Solutions

Power Solutions services both automotive original equipment manufacturers and the battery aftermarket by providing advanced battery technology, coupled with systems engineering, marketing and service expertise.

Financial information relating to the Company’s reportable segments is as follows (in millions):

	Year Ended September 30,
	2016	2015	2014
Net Sales
Buildings
Building Efficiency
Systems and Service North America	$4,292	$4,184	$4,098
Products North America	2,488	2,450	1,807
Asia	4,830	1,985	2,077
Rest of World	1,766	1,891	2,103
	13,376	10,510	10,085
Tyco	808	—	—
	14,184	10,510	10,085
Power Solutions	6,653	6,590	6,632

Total net sales	$20,837	$17,100	$16,717

	Year Ended September 30,
	2016	2015	2014
Segment EBITA
Buildings
Building Efficiency
Systems and Service North America (1)	$500	$419	$396
Products North America (2)	271	380	279
Asia (3)	541	215	294
Rest of World (4)	55	72	(24)
	1,367	1,086	945
Tyco (5)	60	—	—
	1,427	1,086	945
Power Solutions (6)	1,327	1,241	1,139

Total segment EBITA	$2,754	$2,327	$2,084

Amortization of intangible assets	(116)	(74)	(61)
Corporate expenses (7)	(607)	(417)	(408)
Net financing charges	(289)	(274)	(226)
Restructuring and impairment costs	(288)	(215)	(165)
Net mark-to-market adjustments on pension and postretirement plans	(393)	(416)	(187)

Income from continuing operations before income taxes	$1,061	$931	$1,037

	September 30,
	2016	2015	2014
Assets
Buildings
Building Efficiency
Systems and Service North America	$2,338	$2,332	$2,341
Products North America	4,236	4,193	4,157
Asia	3,668	1,387	1,418
Rest of World	1,416	1,471	1,642
	11,658	9,383	9,558
Tyco (8)	28,097	—	—
	39,755	9,383	9,558
Power Solutions	6,859	6,590	6,888
Assets held for sale	13,186	10,613	12,565
Unallocated	3,379	3,004	3,766

Total	$63,179	$29,590	$32,777

	Year Ended September 30,
	2016	2015	2014
Depreciation/Amortization
Buildings
Building Efficiency
Systems and Service North America	$29	$26	$28
Products North America	111	115	79
Asia	97	24	22
Rest of World	15	16	23
	252	181	152
Tyco	52	—	—
	304	181	152
Power Solutions	238	286	306
Corporate	80	60	55
Discontinued operations	331	333	442

Total	$953	$860	$955

	Year Ended September 30,
	2016	2015	2014
Capital Expenditures
Buildings
Building Efficiency
Systems and Service North America	$13	$17	$24
Products North America	192	130	110
Global Workplace Solutions	—	13	15
Asia	105	26	35
Rest of World	22	31	30
	332	217	214
Tyco	14	—	—
	346	217	214
Automotive Experience
Seating	392	356	376
Interiors	3	99	162
Electronics	—	—	27
	395	455	565
Power Solutions	357	252	294
Corporate	151	211	126

Total	$1,249	$1,135	$1,199

(1)
Building Efficiency - Systems and Service North America segment EBITA for the years ended September 30, 2016, 2015 and 2014 excludes $2 million, $3 million and $12 million, respectively, of restructuring and impairment costs.

(2)
Building Efficiency - Products North America segment EBITA for the years ended September 30, 2016, 2015 and 2014 excludes $9 million, $11 million and $7 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2016, 2015 and 2014, Products North America segment EBITA includes $10 million, $9 million and $7 million, respectively, of equity income.

(3)
Building Efficiency - Asia segment EBITA for the years ended September 30, 2016, 2015 and 2014 excludes $26 million,$11 million and $4 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2016 and 2014, Asia segment EBITA includes $100 million and $21 million, respectively, of equity income.

(4)
Building Efficiency - Rest of World segment EBITA for the years ended September 30, 2016, 2015 and 2014 excludes $16 million, $13 million and $119 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2016, 2015 and 2014, Rest of World segment EBITA includes $15 million, $14 million and $7 million, respectively, of equity income.

(5)
Tyco segment EBITA for the year ended September 30, 2016 excludes $8 million of restructuring and impairment costs. For the year ended September 30, 2016, Tyco segment EBITA includes $1 million of equity income.

(6)
Power Solutions segment EBITA for the years ended September 30, 2016, 2015 and 2014 excludes $66 million, $11 million and $16 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2016, 2015 and 2014, Power Solutions segment EBITA includes $48 million, $57 million and $75 million, respectively, of equity income.

(7)	Corporate expenses for the years ended September 30, 2016, 2015 and 2014 excludes $161 million, $166 million and $7 million, respectively, of restructuring and impairment costs.

(8)
Current year and prior year amounts exclude assets held for sale. Refer to Note 4, "Discontinued Operations," of the notes to consolidated financial statements for further information regarding the Company's disposal groups classified as held for sale.

In fiscal years 2016, 2015 and 2014, no customer exceeded 10% of consolidated net sales.

Geographic Segments

Financial information relating to the Company’s operations by geographic area is as follows (in millions):

	Year Ended September 30,
	2016	2015	2014
Net Sales
United States	$9,633	$8,982	$8,203
Germany	1,430	911	965
Japan	1,805	315	353
Mexico	639	635	663
Other European countries	2,108	2,270	2,592
Other foreign	5,222	3,987	3,941

Total	$20,837	$17,100	$16,717

Long-Lived Assets (Year-end)
United States	$2,880	$2,056	$2,422
Germany	287	304	377
Japan	188	8	3
Mexico	457	368	304
Other European countries	551	280	96
Other foreign	1,269	667	645

Total	$5,632	$3,683	$3,847

Net sales attributed to geographic locations are based on the location of the assets producing the sales. Long-lived assets by geographic location consist of net property, plant and equipment.